Cover	Sep. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41405
Entity Registrant Name	Algorhythm Holdings, Inc.
Entity Central Index Key	0000923601
Entity Tax Identification Number	95-3795478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6301 NW 5th Way
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	(954)
Local Phone Number	596-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MICS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false